Plant and Equipment (Details) - Schedule of plant and equipment - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Plant and Equipment (Details) - Schedule of plant and equipment [Line Items]
Cost	$ 5,675,866	$ 7,897,655	$ 7,935,172
Accumulated depreciation	(2,401,264)	(1,455,921)	(617,494)
Carrying amount		6,441,734	7,317,678
Opening carrying amount	6,441,734	7,317,678
Additions	113,381	71,109
Disposals	(2,442,381)	(164,829)
Write-off	(93,183)
Depreciation expenses	(1,157,934)	(1,186,246)
Exchange difference	412,985	404,022
Closing carrying amount	3,274,602
Leasehold improvements [member]
Plant and Equipment (Details) - Schedule of plant and equipment [Line Items]
Cost		42,392
Accumulated depreciation		(19,430)
Carrying amount		22,962
Opening carrying amount	22,962
Additions		42,392
Disposals
Write-off
Depreciation expenses	(21,552)	(18,978)
Exchange difference	(1,410)	(452)
Closing carrying amount
Fixtures and fittings [member]
Plant and Equipment (Details) - Schedule of plant and equipment [Line Items]
Cost	23,691	199,798	710,621
Accumulated depreciation	(6,259)	(177,086)	(447,995)
Carrying amount		22,712	262,626
Opening carrying amount	22,712	262,626
Additions	113,381	28,717
Disposals	(21,963)	(164,829)
Write-off	(93,183)
Depreciation expenses	(2,985)	(118,143)
Exchange difference	(530)	14,341
Closing carrying amount	17,432
Machinery [member]
Plant and Equipment (Details) - Schedule of plant and equipment [Line Items]
Cost	5,652,175	7,655,465	7,224,551
Accumulated depreciation	(2,395,005)	(1,259,405)	(169,499)
Carrying amount		6,396,060	$ 7,055,052
Opening carrying amount	6,396,060	7,055,052
Additions
Disposals	(2,420,418)
Write-off
Depreciation expenses	(1,133,397)	(1,049,125)
Exchange difference	414,925	$ 390,133
Closing carrying amount	$ 3,257,170